Commitments and contingencies	6 Months Ended
Jun. 30, 2025
Disclosure of contingent liabilities [abstract]
Commitments and contingencies
Note 18 - Commitments and contingencies
Commitments
Polestar has contractual obligations with certain suppliers including obligations to acquire intangible assets related to development of vehicles, non-cancellable manufacturing commitments, or minimum sales volume commitments. In the event of a shortfall in manufactured vehicles or sales, or Polestar's decision to terminate such contracts, these suppliers are entitled to compensation from Polestar. The amounts in the table below represent the minimum amounts payable by Polestar under these commitments as of June 30, 2025:

	Less than 1 year	Between 1-5 years	After 5 years	Total
Acquisition of intangible assets commitments – related parties	18,877	—	—	18,877
Non-cancelable manufacturing commitments – related parties	50,706	185,778	45,279	281,763
PS4 license volume commitments – related parties	11,929	55,504	—	67,433
Logistics service and other third party commitments	4,140	24,866	—	29,006
Total	85,652	266,148	45,279	397,079
Contingencies
As of June 30, 2025 and December 31, 2024, the Group did not have any material contingencies.